Note 3 - Revenue Information (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations	$ 21,613	$ 0
Recognized during 2024 [member]
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations	8,800
Recognized over 2025-2026 [member]
Statement Line Items [Line Items]
Transaction price allocated to remaining performance obligations	$ 12,800